Debt - Additional Information (Details) ¥ in Millions					1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 03, 2022 USD ($)	Oct. 18, 2021 USD ($)	May 22, 2020 USD ($)	Oct. 28, 2019	Jun. 30, 2017 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	May 22, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2023 JPY (¥)	Jul. 02, 2018 USD ($)
Line of Credit Facility [Line Items]
Proceeds from revolving facility									$ 0	$ 0	$ 50,000,000
Loss on extinguishment of debt						$ 0	$ (4,285,000)		(4,285,000)	(35,828,000)	(685,000)
Maturity date	Feb. 03, 2029
Amortization payments						688,000	819,000		1,052,000	4,472,000	$ 3,863,000
Long-term debt						265,875,000			264,898,000	460,132,000
Repayment of Term Loan		Oct. 18, 2021
Debt instrument, basis spread on variable rate								5.00%
June 2017 First Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 275,000,000				$ 575,000,000
Proceeds from revolving facility					50,000,000
Line of credit up-sized													$ 115,000,000
Repayments of debt	190,700,000
June 2017 Second Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit	275,000,000				185,000,000
Line of credit up-sized													$ 115,000,000
Debt instrument, redemption period, end date				Oct. 28, 2019
Repayments of debt	190,700,000
February 2022 First Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit	275,000,000
Loss on extinguishment of debt							$ 4,300,000		$ 4,300,000
Maturity date									Feb. 03, 2029
Amortization payments						$ 700,000			$ 700,000
Effective interest rate						9.04%			7.98%			9.04%
May 2022 First Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit			$ 260,000,000
Amortization payments			$ 0
May 2020 First Lien Loan
Line of Credit Facility [Line Items]
Loss on extinguishment of debt		$ 34,100,000
Effective interest rate									11.50%
Prepayment Penalty Rate			3.00%
Prepayments Amount			$ 91,000,000
Prepayment penalty Amount		28,000,000
Remaining Amount Issuance Discount And Issuance Costs		6,100,000
May 2020 First Lien Loan | Maximum
Line of Credit Facility [Line Items]
Prepayment Penalty Rate			6.00%
May 2020 First Lien Loan | Minimum
Line of Credit Facility [Line Items]
Prepayments Amount			$ 91,000,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Proceeds from revolving facility					50,000,000
Revolving Credit Facility | June 2017 Second Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit					525,000,000
Revolving Credit Facility | February 2022 First Lien Loan
Line of Credit Facility [Line Items]
Proceeds from revolving facility	$ 100,000,000								$ 100,000,000
Maturity date									Feb. 03, 2027
Outstanding borrowings						$ 0			$ 0
Loans Payable | June 2017 First Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit					525,000,000
Loans Payable | June 2017 Second Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit					$ 185,000,000
WaveDash's Long-Term Debt
Line of Credit Facility [Line Items]
Long-term debt						$ 3,100,000						¥ 458.3
Interest rate on Long Term Debt						1.27%						1.27%
Merger Transaction
Line of Credit Facility [Line Items]
Loan principal payments		$ 148,200,000
SOFR Rate
Line of Credit Facility [Line Items]
Effective interest rate						3.25%						3.25%
SOFR Rate | February 2022 First Lien Loan
Line of Credit Facility [Line Items]
Effective interest rate									3.25%
Floor rate						0.50%			0.50%			0.50%
LIBOR Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate								5.00%
LIBOR Rate | May 2020 First Lien Loan
Line of Credit Facility [Line Items]
Floor rate									1.00%
Interest rate on Long Term Debt									9.50%
Base Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate								4.00%
Base Rate | May 2020 First Lien Loan
Line of Credit Facility [Line Items]
Floor rate									2.00%
Interest rate on Long Term Debt									8.50%
Recurring | Level 2 | June 2017 First Lien Loan
Line of Credit Facility [Line Items]
Fair value										465,100,000
Carrying amount										$ 460,100,000